Assets and Liabilities Carried at Fair Value Measured on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Available-for-sale securities	$ 226	$ 163
Liabilities:
Derivative financial instruments	197
Fair Value Measurements, Level 1
Assets:
Available-for-sale securities	226	163
Fair Value Measurements, Level 2
Liabilities:
Derivative financial instruments	$ 197